                                                                          NUVEEN

NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 303                                                   910


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.07 - 5.27%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.10 - 5.37%                                        - Dependable Income
DATE OF DEPOSIT: January 8, 1997                    - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.38 to $98.38 depending on the purchase amount
Cusip           6710A2 797 monthly payment plan
Numbers         6710A2 805 quarterly payment plan
                6710A2 813 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               43%
                AA                57
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-17                                            28.6%
2018-20                                            14.3%
2021-23                                            28.5%
2024-26                                            14.3%
2027+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          8.59%

Treasury Bonds
     Yield                                         6.77%
     Tax Equivalent Yield                          7.34%

Corporate Bonds

     Yield                   7.58%

 *COMPARES TRUST AS OF 01/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/06/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NORTH CAROLINA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                         RATINGS
  PRINCIPAL                                                                              EARLIEST CALL -----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 -----------------------------------------------------------------------------------------------------------------
 $   500,000  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,               AAA   Aaa
              Refunding Series 1996 A, 5.625% Due 1/1/24. (MBIA Insured.)                 2007 at 102
     500,000  North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue                 AAA   Aaa
              Bonds, Series 1995A, 5.375% Due 1/1/20. (AMBAC Insured.)                    2006 at 102
     500,000  Board of Governors of The University of North Carolina, University of North               AA   Aa
              Carolina Hospitals at Chapel Hill, Revenue Bonds, Series 1996, 5.00% Due
              2/15/29. (Original issue discount bonds delivered on or about March 20,
              1996 at a price of 91.16% of principal amount.)                             2006 at 101
     500,000  City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds,                  AA   Aa
              Series 1996, 5.25% Due 12/1/21.                                             2006 at 102
     500,000  City of Lincolnton, North Carolina, Combined Enterprise System Revenue                    --   Aaa
              Bonds, Series 1996, 5.375% Due 5/1/21. (MBIA Insured.)                      2006 at 102
     500,000  County of Pitt, North Carolina, Pitt County Memorial Hospital Revenue                    AA-   Aa
              Bonds, Series 1995, 5.50% Due 12/1/15.                                      2005 at 102
     500,000  The City of Winston-Salem, North Carolina, Certificates of Participation,                 AA   Aa
              Series 1996A, 5.50% Due 6/1/16.                                             2006 at 102
 -----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM NORTH CAROLINA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.38     4.90 %      5.07%   5.10%   5.10%   5.13%   5.12%   5.15 %
 500 / $50,000              101.22     4.75        5.08    5.10    5.11    5.13    5.13    5.15
 1,000 / $100,000           100.95     4.50        5.09    5.13    5.12    5.16    5.14    5.18
 2,500 / $250,000           100.69     4.25        5.10    5.14    5.13    5.17    5.15    5.19
 5,000 / $500,000            99.91     3.50        5.14    5.20    5.17    5.23    5.19    5.25
 10,000 / $1,000,000         99.39     3.00        5.17    5.24    5.20    5.27    5.22    5.29
 25,000 / $2,500,000         98.88     2.50        5.20    5.28    5.23    5.31    5.25    5.33
 50,000 / $5,000,000         98.38     2.00        5.22    5.32    5.26    5.35    5.27    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.5%   41.0%      44.5%
         5.07  % 7.57%   7.98%   8.59%      9.14 %
         5.08    7.58    8.00    8.61       9.15
         5.09    7.60    8.02    8.63       9.17
         5.10    7.61    8.03    8.64       9.19
         5.14    7.67    8.09    8.71       9.26
         5.17    7.72    8.14    8.76       9.32
         5.20    7.76    8.19    8.81       9.37
         5.22    7.79    8.22    8.85       9.41

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .3282
 Monthly plan            3/15/97       .4281   $ 5.1379
 Quarterly plan          5/15/97      1.2924
                         8/15/97      1.2924     5.1699
 Semi-annual plan        5/15/97      1.2969
                        11/15/97      2.5938     5.1889
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.45 =  98.570
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/07/97)        interest
 98.570       X   $5.1379        =   $506.44
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MASSACHUSETTS                                                      NUVEEN
INSURED UNIT TRUST 143                                                       910


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 8, 1997
ESTIMATED CURRENT RETURN:
5.06 - 5.26%
ESTIMATED LONG-TERM RETURN:
5.09 - 5.36%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.47 to $97.50 depending on the purchase amount
Cusip           67065D 102 monthly payment plan
Numbers         67065D 110 quarterly payment plan
                67065D 128 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            42.8%
2020-22                                            14.3%
2023-25                                            14.3%
2026+                                              28.6%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.06%
     Tax Equivalent Yield                          8.96%

Treasury Bonds
     Yield                                         6.77%
     Tax Equivalent Yield                          7.69%

Corporate Bonds
     Yield                   7.58%

 *COMPARES TRUST AS OF 01/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/06/97. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MASSACHUSETTS INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Massachusetts Bay Transportation Authority, General Transportation System   2006 at 101  AAA   Aaa
              Bonds, 1996 Series B, 5.25% Due 3/1/26. (Original issue discount bonds delivered on or about October 28, 1996 at a price of 92.944% of principal amount.)(General Obligation Bonds.)
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 101  AAA   Aaa
              Mary Hitchcock Memorial Hospital Obligated Group (Cooley Dickinson Hospital
              Issue), Series B, 5.50% Due 11/15/18.
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2006 at 101  AAA   Aaa
              Williams College Issue, Series F, 5.50% Due 7/1/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 92.945% of principal amount.)
     500,000  Massachusetts Industrial Finance Agency, Revenue Bonds (Assumption College  2006 at 102  AAA   Aaa
              Issue, Series 1996), 5.875% Due 7/1/18.
     500,000  Massachusetts Municipal Wholesale Electric Company, A Public Corporation of  2004 at 102 AAA   Aaa
              The Commonwealth of Massachusetts, Power Supply System Revenue Bonds, 1994
              Series A, 5.00% Due 7/1/17.
     500,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series  2005 at 102 AAA   Aaa
              B, 4.75% Due 12/1/21. (Original issue discount bonds delivered on or about
              January 4, 1996 at a price of 92.294% of principal amount.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM MASSACHUSETTS AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.47     4.90 %      5.06%   5.09%   5.09%   5.12%   5.11%   5.14 %
 500 / $50,000              100.31     4.75        5.07    5.10    5.10    5.13    5.12    5.15
 1,000 / $100,000           100.05     4.50        5.08    5.12    5.11    5.15    5.13    5.17
 2,500 / $250,000            99.79     4.25        5.09    5.14    5.12    5.17    5.14    5.19
 5,000 / $500,000            99.02     3.50        5.13    5.20    5.16    5.23    5.18    5.25
 10,000 / $1,000,000         98.51     3.00        5.16    5.24    5.19    5.27    5.21    5.29
 25,000 / $2,500,000         98.00     2.50        5.18    5.27    5.22    5.30    5.24    5.33
 50,000 / $5,000,000         97.50     2.00        5.21    5.31    5.24    5.34    5.26    5.36

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      36.5%   39.5%   43.5%      47.0%
         5.06  % 7.97%   8.36%   8.96%      9.55 %
         5.07    7.98    8.38    8.97       9.57
         5.08    8.00    8.40    8.99       9.58
         5.09    8.02    8.41    9.01       9.60
         5.13    8.08    8.48    9.08       9.68
         5.16    8.13    8.53    9.13       9.74
         5.18    8.16    8.56    9.17       9.77
         5.21    8.20    8.61    9.22       9.83

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .3245
 Monthly plan            3/15/97       .4233   $ 5.0809
 Quarterly plan          5/15/97      1.2780
                         8/15/97      1.2780     5.1129
 Semi-annual plan        5/15/97      1.2825
                        11/15/97      2.5650     5.1319
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.54 =  99.462
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/07/97)        interest
 99.462       X   $5.0809        =   $505.36
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)